BLACKROCK FUNDS V

BlackRock Sustainable Low Duration Bond Fund

(the “Fund”)

Supplement dated October 27, 2022 (the “Supplement”) to the Fund’s

Summary Prospectuses and Prospectuses, each dated October 15, 2021, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Sustainable Low Duration Bond Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Sustainable Low Duration Bond Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Akiva Dickstein	2021	Managing Director of BlackRock, Inc.
Bob Miller[1]	2021	Managing Director of BlackRock, Inc.
Scott MacLellan, CFA, CMT	2021	Managing Director of BlackRock, Inc.
Ashley Schulten	2021	Managing Director of BlackRock, Inc.
Adam Carlin	2022	Director of BlackRock, Inc.
Amanda Liu, CFA	2022	Director of BlackRock, Inc.
Sam Summers	2022	Director of BlackRock, Inc.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Akiva Dickstein, Bob Miller[1], Scott MacLellan, CFA, CMT, Ashley Schulten, Adam Carlin, Amanda Liu, CFA, and Sam Summers are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Akiva Dickstein, Bob Miller, Scott MacLellan, CFA, CMT, Ashley Schulten, Adam Carlin, Amanda Liu, CFA, and Sam Summers are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Akiva Dickstein	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2009; Managing Director of Merrill Lynch from 2003 to 2009 and Head of the U.S. Rates & Structured Credit Research Group.
Bob Miller[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.
Scott MacLellan, CFA, CMT	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2010 to 2021; Vice President of BlackRock, Inc. from 2007 to 2009.
Ashley Schulten	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2018.
Adam Carlin	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2019; Vice President of BlackRock, Inc. from 2015 to 2018.
Amanda Liu, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2015 to 2019.
Sam Summers	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.